Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK ENERGY OPPORTUNITIES FUND - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 207
Expense Example, No Redemption, 3 Years	739
Expense Example, No Redemption, 5 Years	1,297
Expense Example, No Redemption, 10 Years	$ 2,820